Financial risk management (Details Text) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) numeral process	Nov. 30, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Financial risk management [Abstract]
Fraud risk, number of processes to control fraud risk | process	2
Credit and Liquidity Risk: level of risk for card issuers | numeral	3
Probable scenario for future interest rate (percent)	11.50%
Change in interest rate due to adopted scenario (percent)	25.00%
Cash and cash equivalents | R$	R$ 1,794,362		R$ 1,640,065	R$ 1,403,955	R$ 2,763,050
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 180,000,000